Discontinued operations and assets classified as held for sale - Results of Domestic Appliances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Discontinued operations and assets classified as held for sale [Line Items]
Revenue		€ 17,827		€ 17,156		€ 17,313
Profit (loss) from operating activities		(1,529)		553		1,264
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations		18		737		81
Profit (loss) from discontinued operations		13	[1]	2,711	[1]	196	[2]
Domestic Appliances [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Revenue		6		1,516		2,222
Discontinued Operations, Expenses		2		1,322		1,944
Profit (loss) from operating activities		4		194		279
Result on the sale of discontinued operations, before tax		1		3,241
Profit Loss Discontinued Operations, Before Tax		5		3,435		279
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations	[3]	2		(6)		72
Tax expense (income) relating to gain (loss) on discontinuance				743
Profit (loss) from discontinued operations		€ 3		€ 2,698		€ 206

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The income tax expense from discontinued operations is calculated based on the separate return method, as if Domestic Appliances was filing its own separate tax returns.